Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 22, 2017
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value			$ 12,695
Accounts payables [Member]
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value	$ (635)	$ (1,258)
Accrued and other liabilities [Member]
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value	(761)	(389)
Loan payable [Member]
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value	0	(12,417)
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalent [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	9,253	12,979
Financial assets at fair value through profit or loss, category [member] | Short-term investment [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	32	31
Financial assets at fair value through profit or loss, category [member] | Restricted cash [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	2,075	2,075
Loans and receivables, category [member] | Other receivables [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	$ 221	$ 379